COMMITMENTS AND CONTIGENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Future minimum commitments under operating lease agreements:
2017	$ 1,668
2018	1,220
2019	786
2020 and after	676
Operating leases, future minimum payments due, total	4,350
Rent expense, net	$ 1,541	$ 1,346	$ 1,146